Notes on the Consolidated Statements of Operations and Comprehensive Loss / Income - Reconciliation of reportable segment profit or loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Statement [Line Items]
Revenue	€ 104,551	€ 85,637	€ 73,491
Direct marketing expenses	(59,888)	(53,469)	(48,370)
Contribution margin	44,663	32,168	25,121
Cost of revenue
Data center expenses	(3,311)	(1,964)	(726)
Credit card fees	(2,187)	(1,549)	(1,471)
Mobile application processing fees	(4,104)	(1,794)	(635)
Gross profit	35,061	26,861	22,289
Other income	240	54	126
Other operating expenses
Sales and marketing expenses	(4,938)	(5,540)	(3,919)
Customer service expenses	(4,626)	(3,971)	(2,791)
Technical operations and development expenses	(7,195)	(6,428)	(3,305)
General and administrative expenses	(19,540)	(16,091)	(9,727)
Operating profit	(998)	(5,115)	2,673
Interest income and similar income	478	239	157
Interest expense and similar charges	(1,436)	(782)	(425)
Net finance expenses	(958)	(543)	(268)
Loss before taxes	(1,956)	(5,658)	2,405
Tax expense (income), continuing operations	(1,147)	84	(1,082)
(Loss)/income from continuing operations	(3,103)	(5,574)	1,323
Revenue realized over time	104,551	85,637	73,491
North America
Disclosure Of Income Statement [Line Items]
Revenue	48,470	24,574	16,004
Direct marketing expenses	(27,862)	(17,980)	(15,059)
Contribution margin	20,608	6,594	945
Other operating expenses
Revenue realized over time	48,470	24,574	16,004
International
Disclosure Of Income Statement [Line Items]
Revenue	56,081	61,063	57,487
Direct marketing expenses	(32,026)	(35,489)	(33,311)
Contribution margin	24,055	25,574	24,176
Other operating expenses
Revenue realized over time	€ 56,081	€ 61,063	€ 57,487